CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2011	Oct. 30, 2010	Oct. 29, 2011	Oct. 30, 2010	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Net sales	$ 50,020	$ 35,073	$ 142,506	$ 95,293	$ 135,176	$ 79,367	$ 52,290
Cost of goods sold and occupancy costs	24,187	16,924	68,048	45,717	65,008	37,244	25,358
Gross profit	25,833	18,149	74,458	49,576	70,168	42,123	26,932
Selling, general and administrative expenses	17,789	9,748	45,388	28,845	40,525	24,641	19,962
Income from operations	8,044	8,401	29,070	20,731	29,643	17,482	6,970
Other income (expense)	198	79	248	103	(2)	38	14
Interest income (expense)	(473)		(4,529)		(1,633)	2	4
Loss on early extinguishment of debt			(1,591)
Income before income tax expense	7,769	8,480	23,198	20,834	28,008	17,522	6,988
Income tax expense	3,025	3,365	9,050	8,267	11,113	6,918	2,382
Net income	4,744	5,115	14,148	12,567	16,895	10,604	4,606
Increase in redemption value of convertible redeemable preferred stock						(60,271)
Convertible redeemable preferred stock accrued dividends						(2,022)	(1,641)
Net income (loss) available to shareholders					16,895	(51,689)	2,965
Less: Income attributable to participating securities							(1,038)
Net income (loss) available to common shareholders					$ 16,895	$ (51,689)	$ 1,927
Basic earnings (loss) per common share	$ 0.11	$ 0.13	$ 0.34	$ 0.32	$ 0.43	$ (1.99)	$ 0.07
Diluted earnings (loss) per common share	$ 0.11	$ 0.13	$ 0.33	$ 0.31	$ 0.41	$ (1.99)	$ 0.07
Dividends declared per common share					$ 2.39
Weighted average shares outstanding:
Basic shares	43,538	40,406	41,601	39,030	39,385	26,000	26,000
Diluted shares	44,533	40,675	42,421	40,625	40,907	26,000	26,000